Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accrued Liabilities
Accrued payroll	$ 1,182	$ 1,162
Accrued interest	8,465	8,059
Accrued expenses	4,981	4,793
Total	$ 14,628	$ 14,014